Shareholders' Equity, Dividends & Stock Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity, Dividends & Stock Compensation

(9)	Shareholders’ Equity, Dividends & Stock Compensation

Share Information

DTAG has authorized shares with par value of $.001 per share. Of the 1,000 shares authorized, 101.8 shares are issued and outstanding. DTAC has authorized shares with no par value. Of the 1,000,000 shares authorized, 101.8 shares are issued and outstanding.

Non-controlling Interest

Because DTAG and DTAC are consolidated for financial reporting purposes, we are required to separately present the non-controlling equity interest of the VIE (DTAC) on the condensed consolidated balance sheets and condensed consolidated statements of operations for all periods presented. The non-controlling interest is DTAC’s GAAP equity and income for the periods presented and there are no third-party competing interests in DTAC. For the amounts of assets, liabilities, revenue, and income of DTAC consolidated into DTAG at March 31, 2013, see Note 14- Supplemental Consolidating Financial Information.

Dividends

Certain of our debt facilities place restrictions on the amount of cash dividends we are permitted to pay to our shareholders. If we are in compliance with the indebtedness covenant in the Senior Secured Notes, specifically related to our ability to pay dividends, we are permitted to pay cash dividends limited to an amount not greater than the percentage of S corporation taxable income for such quarterly periods equal to the highest combined federal, state, and/or local tax rate for individuals, plus 50% of the difference between pre-tax earnings less amounts paid for tax. If we are not in compliance with the indebtedness covenant in the Senior Secured Notes, specifically related to our ability to pay dividends, we are only permitted to pay cash dividends limited to an amount not greater than the percentage of S corporation taxable income for such quarterly periods equal to the highest combined federal, state, and/or local tax rate for individuals. As of March 31, 2013, we were not in compliance with such covenant, which restricted our ability to pay dividends to the amount relative to taxable income.

During the three months ended March 31, 2013, we did not distribute any dividends. In March 2013, the Board of Directors approved a cash dividend of approximately $10.9 million, payable in April 2013 to shareholders of record on the payment date. See Note 12- Subsequent Events for further information.

Chief Executive Officer Restricted Stock Grant

For the three months ended March 31, 2013 and 2012, we recorded $0.3 million and $0.5 million, respectively, in restricted stock compensation expense associated with the December 2010 Restricted Stock Agreements between Mr. Fidel and each of DTAG and DTAC. The stock compensation recorded for these periods also credited our Paid-in Capital accounts for both companies during these periods.

(12) Shareholders’ Equity & Dividends

Share Information

DTAG—par value $0.001 per share, 1,000 shares authorized, 101.8 shares issued and outstanding; DTAC—no par value, 1,000,000 shares authorized, 101.8 shares issued and outstanding.

Non-controlling Interest

Because DTAG and DTAC are consolidated for financial reporting purposes, we are required to separately present the non-controlling equity interest of the VIE (DTAC) on the consolidated balance sheets and consolidated statements of operations for all periods presented. The non-controlling interest is DTAC’s U.S. GAAP equity and income for the periods presented and there are no third-party competing interests in DTAC. For the amounts of assets, liabilities, revenue, and income of DTAC consolidated into DTAG at December 31, 2012, see Note 18—“Supplemental Consolidating Financial Information.”

Dividends

Certain of our debt facilities place restrictions on the amount of cash dividends we are permitted to pay to our shareholders. We are permitted to pay cash dividends limited to an amount not greater than the percentage of S-corporation taxable income for such quarterly period equal to the highest combined federal, state, and/or local tax rate for individuals, plus 50% of the difference between net earnings less amounts paid for tax.

During the years ended December 31, 2012 and 2011, we paid $51.2 million and $51.8 million in dividends. We did not have any approved but unpaid dividends at December 31, 2012 or 2011, however, we had approximately $4.9 million in dividends available for distribution at December 31, 2012.

Chief Executive Officer Restricted Stock Grant

In December 28, 2010, Mr. Fidel entered into a Restricted Stock Agreement with each of DTAG and DTAC, pursuant to which he was issued an award of 2.8595 shares of restricted stock in each of DTAG and DTAC, subject to certain vesting restrictions. Mr. Fidel made an election under Section 83(b) of the United States Internal Revenue Code of 1986, as amended, to be taxed on the fair market value of the entire restricted stock grant as of the award date. In connection therewith, the fair market value of shares sufficient to satisfy Mr. Fidel’s federal and state income tax obligations with respect to the entire award was deemed to be vested in full as of the award date. However, only those shares of a value equal to the minimum statutory federal and state withholding due from Mr. Fidel on the grant were repurchased by DTAG and DTAC, and the proceeds from such repurchases were delivered to the relevant tax authorities. The remaining unvested shares of restricted stock will vest one-third each year over a period of three years based on Mr. Fidel’s continued employment with us and on the achievement of certain income before income tax targets for the consolidated results of DTAG, measured for the preceding twelve months as of June 30, 2011, 2012 and 2013. For income tax purposes, Mr. Fidel was deemed to own 2.8595 shares at the grant date, and immediately thereafter the Company repurchased 1.0899 shares resulting in Mr. Fidel owning 1.7696 shares in each of DTAG and DTAC as of December 31, 2010, 2011, and 2012. A shortfall in the performance target measured at June 30, 2011, 2012, and 2013 (and therefore a failure of one-third of the unvested shares to vest at such date) may be made up at a subsequent date if the consolidated results of DTAG exceed the relevant income before income tax target applicable to such subsequent period. Shares of restricted stock that would otherwise vest at June 30, 2013 will only become vested shares if Mr. Fidel’s employment with us continues until December 31, 2013. In connection with the execution of the Restricted Stock Agreement, Mr. Fidel also entered into a Shareholders’ Agreement with our principal shareholder and DTAG and DTAC, which, among other things, restricts his ability to transfer his shares of restricted stock and grants him certain tag-along rights in the event of a sale by our principal shareholder and certain piggy-back registration rights in connection with a public offering of our shares or any successor entity.

In December 2010, we obtained a valuation of the Company and Mr. Fidel’s 2.78% ownership from a third-party appraisal firm resulting in a $9.5 million grant date fair value of the award. As the terms of the Agreement do not meet the specific criteria for liability classification as set forth in ASC 718 Compensation—Stock Compensation, we have determined the awards to be equity based stock compensation awards, therefore recognizing the expense over the requisite service periods based on a graded vesting. As DriveTime’s Restricted Stock Agreement requires the achievement of a service and a performance condition, the Company would only recognize compensation expense for those periods in which the service is rendered and the performance condition is met. In addition, as the number of shares and purchase price are known by Mr. Fidel at the time of grant, compensation cost is fixed and measured as of the grant date.

As a result of this transaction, we recorded $3.9 million in share-based compensation expense in 2010 for the 1.1721 shares which vested on December 31, 2010. The remaining 59.0% of the shares vest over the following 36 months based on various vesting periods as set forth in the Agreement and are being recognized as compensation expense over the requisite service periods based on a graded vesting. The vesting is dependent upon achieving a predetermined performance ratio. The following is a summary of the vesting schedule:

Period 1 (1/1/11-6/30/11) 6 Months	Period 2 (7/1/11-6/30/12) 12 Months	Period 3 (7/1/12-12/31/13) 18 Months
19.67%	19.67%	19.67%

Pursuant to the Restricted Stock Agreement, Mr. Fidel would be entitled to the vesting in full of all of the then-unvested shares of restricted stock granted under such agreements if at any time during the terms of the agreements there is a change in control of the company or if his employment is terminated by the company without cause or if he terminates his employment for good reason, as each such term is defined in the restricted stock agreement. In addition, in the event of Mr. Fidel’s death, only those shares that have previously vested under the restricted stock agreements shall remain vested shares and Mr. Fidel’s estate (or any beneficiary named by him) shall be entitled to the proceeds of an insurance policy on Mr. Fidel’s life with a death benefit in the amount of $10.0 million. The premium on such policy will be paid by the company, and the benefit amount will reduce in proportion to the amount that any vested shares on a vesting date bear to the unvested shares.

For the years-ended December 31, 2012, 2011 and 2010, we recorded $1.5 million, $2.8 million and $3.9 million, respectively in share-based compensation expense for the shares which vested in association with the restricted stock agreements. The non-cash share-based compensation of $1.5 million, $2.8 million and $0.3 million was credited to Paid-in-Capital for the years ended December 31, 2012, 2011 and 2010, respectively.

Non-Cash Compensation

In January 2008, Mr. Garcia entered into an agreement with Mr. Fidel to purchase Mr. Fidel’s 5% interest in DTAG and DTAC for $17.5 million. The terms of the purchase were such that Mr. Garcia paid Mr. Fidel $6.25 million in cash and $11.25 million in a promissory note bearing interest at 8.0% per annum. The term of the note was five years with annual installment payments required. The agreement contained an employment condition, requiring Mr. Fidel to remain employed with the Company through June 30, 2010. In the event Mr. Fidel voluntarily terminated his employment as the President and Chief Executive Officer of the Company at a time prior to June 30, 2010, one-half of the principal balance of the note would have been waived and no longer payable by Mr. Garcia. Accordingly, one-half of the $11.25 million note was deemed compensation expense recognized over the term of the employment condition, which expired in June 2010. As a result, $1.1 million of non-cash compensation expense was recorded for the year ended December 31, 2010, as an increase to general and administrative expenses—related party and an increase to paid-in capital on the accompanying consolidated statements of operations and balance sheets. For the years ended December 31, 2012, 2011, and 2010, Mr. Garcia made annual interest payments to Mr. Fidel of, $0.1 million, $0.3 million, and $0.5 million, respectively.

Prior to June 30, 2010, Verde was the holder of all of our outstanding $75.0 million 12% subordinated notes and the holder of $60.1 million of our junior secured notes. In conjunction with our offering of our Senior Secured Notes issued in June 2010, Verde transferred to Mr. Garcia and Mr. Garcia received and contributed to equity an aggregate of $100.1 million of debt, comprised of $40.0 million in subordinated notes and $60.1 million in junior secured notes. As a result of this agreement, paid-in capital was increased by $100.1 million in June 2010.

As a result of the exchange of debt for equity by Mr. Garcia, we wrote-off unamortized deferred financing costs associated with the subordinated notes and junior secured notes. The portion of the unamortized costs associated with related party debt and the discount associated with the issuance of the Senior Secured Notes owned by Mr. Garcia were treated as capital transactions and resulted in a net decrease to paid-in capital of approximately $0.2 million during the year ended December 31, 2010.

Intercompany Loan Transfers

DriveTime Car Sales Company, LLC (“DTCS”), a wholly-owned subsidiary of DTAG, has a contractual commitment to sell all loans it originates at its dealerships to DTAC. Under ASC 805-50 “Business Combinations,” these transfers of loans from DTCS to DTAC are accounted for as a sale (and not a secured financing), at carryover basis since DTCS and DTAC are entities under common control. Therefore, the difference between book value and purchase price is accounted for as a debit to retained earnings on DTAG and credit to retained earnings on DTAC. These amounts are shown as “Intercompany Transfers of Loans” on the accompanying consolidated statements of shareholders’ equity for each period presented.